Document and Entity Information	Sep. 16, 2024
Cover [Abstract]
Entity Registrant Name	CSX CORP
Amendment Flag	false
Entity Central Index Key	0000277948
Document Type	8-K
Document Period End Date	Sep. 16, 2024
Entity Incorporation State Country Code	VA
Entity File Number	001-08022
Entity Tax Identification Number	62-1051971
Entity Address, Address Line One	500 Water Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	(904)
Local Phone Number	359-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 Par Value
Trading Symbol	CSX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false